As filed with the Securities and Exchange Commission on February 11, 2021.

Registration Statement File No. 333-202684

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 9

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 192

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on March 12, 2021 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 8 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 191 was filed under the Investment Company Act of 1940 on December 15, 2020 (collectively, the “Amendments”), and pursuant to Rule 485(a)(1) would have become effective on February 12, 2021. Post-Effective Amendment No. 9 and Amendment No. 192 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 12, 2021 as the new date upon which the Amendments shall become effective.

PARTS A, B, AND C

The Prospectus dated May 1, 2020, as supplemented, is incorporated into Part A of this Post-Effective Amendment No. 9 by reference to Registrant’s filings under Rule 485(b) as filed on April 28, 2020 and October 14, 2020 and Rule 485(a) as filed on December 15, 2020.

The Statement of Additional Information dated May 1, 2020 is incorporated into Part B of this Post-Effective Amendment No. 9 by reference to Registrant’s filings under Rule 485(b) as filed on April 28, 2020 and Rule 485(a) as filed on December 15, 2020.

The Other Information section is incorporated into Part C of this Post-Effective Amendment No. 9 by reference to Registrant’s filing under Rule 485(a) as filed on December 15, 2020.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 9 to Registration Statement No. 333-202684 to be signed on its behalf, duly authorized, in the town of Ellington, and the State of Connecticut on this 10th day of February, 2021.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer
Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	February 10, 2021
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	February 10, 2021
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	February 10, 2021
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	February 10, 2021
Mark T. Bertolini

KAREN H. BECHTEL *	Director	February 10, 2021
Karen H. Betchel

KATHLEEN A. CORBET *	Director	February 10, 2021
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	February 10, 2021
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	February 10, 2021
Isabella D. Goren

SHELLEY B. LEIBOWITZ *	Director	February 10, 2021
Shelley B. Leibowitz

JEFFREY M. LEIDEN *	Director	February 10, 2021
Jeffrey M. Leiden

LAURA J. SEN *	Director	February 10, 2021
Laura J. Sen

WILLIAM T. SPITZ *	Director	February 10, 2021
William T. Spitz

H. TODD STITZER *	Director	February 10, 2021
H. Todd Stitzer

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney